UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-23c-3 Notification of Repurchase Offer Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number: 811-22768
Date of Notification: July 26, 2013

2.	Exact name of investment company as specified in registration statement:

SOUND POINT FLOATING RATE INCOME FUND

3.	Address of principal executive office:

375 Park Avenue, 25th Floor
New York, New York 10152

4.	Check one of the following:

A.	[X]	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ]	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ]	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By: /s/ Kevin Gerlitz
Name: Kevin Gerlitz
Title: Treasurer and Secretary

SOUND POINT FLOATING RATE INCOME FUND
NOTIFICATION OF QUARTERLY REPURCHASE OFFER

July 26, 2013

Dear Sound Point Floating Rate Income Fund Investor:

We are writing to notify you of the Fund’s quarterly repurchase offer.  If you are not interested in selling shares at this time, please disregard this notice; no action is necessary on your part.

The Fund is offering to repurchase 5% of its outstanding shares at their net asset value.  The repurchase offer period will begin on July 26, 2013 and will end on the repurchase request deadline at the close of business on the New York Stock Exchange (normally, 4:00 p.m., Eastern time) on August 19, 2013.  During this time, you may tender your shares to the Fund by submitting a repurchase request.  If you intend to sell your shares during this repurchase offer period, please read the enclosed materials and complete the enclosed repurchase request form.  Please submit your completed repurchase request form to your financial advisor in advance of August 19, 2013 so that your financial advisor has sufficient time to forward your request in good order to the Fund.  You have until August 19, 2013 to withdraw or modify your repurchase request.

The Fund will repurchase shares at their net asset value as of the close of business on the New York Stock Exchange on August 30, 2013.  Please note that the Fund’s net asset value fluctuates daily in response to market conditions, and the net asset value on the pricing date may differ from the Fund’s current net asset value.  For your reference, on July 19, 2013, the net asset value per share of the Fund’s shares was $10.50.  Please call a Sound Point representative at (212) 895-2268 or contact your financial advisor to obtain the Fund’s most current net asset value.  Checks for repurchase proceeds will be mailed within seven days of August 30, 2013.

The Fund is structured as an interval fund under Rule 23c-3 of the Investment Company Act of 1940 and conducts quarterly repurchase offers between 5% and 25% of its outstanding shares.  Currently, the Fund intends to offer to repurchase 5% of its outstanding shares each quarter.  Repurchase offers in excess of 5% of the Fund’s outstanding shares for any particular quarter are entirely within the discretion of the Fund’s Board of Trustees.  If the total number of shares tendered for repurchase exceeds 5%, the Fund will repurchase the tendered shares on a pro rata basis.  If fewer shares than you requested are repurchased, it will be indicated on the confirmation statement you receive with your proceeds.

Please refer to the Fund’s offering memorandum and the enclosed Repurchase Offer Terms and other materials.  If you have any questions, please call your financial advisor or a Sound Point representative at (212) 895-2268.  Thank you again for your investment in the Fund.

Sincerely,

Stephen Ketchum
President

SOUND POINT FLOATING RATE INCOME FUND
REPURCHASE OFFER TERMS
July 26, 2013

These Repurchase Offer Terms (“Terms”) provide supplemental information to the letter that accompanies these Terms (the “Repurchase Notification Letter”).

1.  The Repurchase Offer.  Sound Point Floating Rate Income Fund (the “Fund”) is offering to repurchase for cash up to 5% (the "Repurchase Offer Amount") of its issued and outstanding shares of beneficial interest outstanding on the Repurchase Request Deadline (defined below) at a price equal to the net asset value per share as of the close of business on the New York Stock Exchange on the Repurchase Pricing Date (defined below) upon the terms and conditions set forth herein.  The Repurchase Notification Letter, these Terms and the Fund's offering memorandum together constitute the “Repurchase Offer.”  The offer and acceptance of tender of shares of the Fund are made upon the terms and conditions stated in the Repurchase Offer.  The Repurchase Offer is not conditioned upon the tender for repurchase of any minimum number of shares.

2.  Repurchase Request Deadline.  All tenders of shares for repurchase must be received in proper form by the Fund on or before the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on August 19, 2013 (the “Repurchase Request Deadline”).  The Repurchase Request Deadline will be strictly observed.  If a shareholder’s broker, dealer, financial advisor or other financial intermediary fails to submit a shareholder’s repurchase request in good order by the Repurchase Request Deadline, the shareholder will be unable to liquidate the shares until a subsequent quarter, and the shareholder will have to resubmit the request in that subsequent quarter.  The Fund will not charge a repurchase fee.

3.  Repurchase Pricing Date.  The repurchase price for shares will be determined as of the close of business on the New York Stock Exchange on August 30, 2013 (the “Repurchase Pricing Date”).

4.  Payment for Shares Repurchased.  The Fund will pay repurchase proceeds within seven calendar days of the Repurchase Pricing Date.

5.  Net Asset Value.  You must decide whether to tender shares prior to the Repurchase Request Deadline, but the net asset value at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date.  The net asset value of the shares may fluctuate between the date of your repurchase request and the Repurchase Pricing Date, and the net asset value on the Repurchase Pricing Date could be higher or lower than the date you submit your repurchase request.  The Fund's shares are not traded on any organized market or exchange.

6.  Increase in Number of Shares Repurchased; Pro Rata Repurchases.  There is no minimum number of shares that must be tendered before the Fund will honor repurchase requests.  If more shares are tendered for repurchase than the Fund has offered to repurchase, the Board of Trustees of the Fund may, but is not obligated to, increase the number of shares to be repurchased, up to an additional 2% of the shares of the Fund outstanding on the Repurchase Request Deadline.  If there are more shares tendered than are offered for repurchase, shares will be repurchased on a pro rata basis.  However, the Fund may determine to alter the pro rata allocation and accept all shares tendered by shareholders who own, in the aggregate, fewer than 100 shares and who tender all of their shares, before prorating shares tendered by other shareholders.  There can be no assurance that the Fund will be able to repurchase all shares that you have tendered, even if you tender all shares held in your account.  In the event of an oversubscribed Repurchase Offer, you may be unable to sell some or all of your investment.  You may have to wait until a subsequent Repurchase Offer to tender shares that the Fund is unable to repurchase, and you would be subject to the risk of net asset value fluctuations during that time period.

7.  Withdrawal or Modification of Number of Shares to be Repurchased.  Requests for repurchase of shares may be withdrawn or modified at any time prior to the Repurchase Request Deadline by submitting written notice to the Fund.

8.  Suspension or Postponement of Repurchase Offer.  The Fund may suspend or postpone a Repurchase Offer in limited circumstances, and only by vote of a majority of the Fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended).  These circumstances are limited and include the following:

(i) if the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

(ii) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

(iii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets;

(iv) if the repurchase would cause the stock that is the subject of the offer that is either listed on a national securities exchange or quoted in an inter-dealer quotation system of a national securities association to be neither listed on any national securities exchange nor quoted on any inter-dealer quotation system of a national securities association; or

(v) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

If the Repurchase Offer is suspended or postponed, the Fund shall provide notice to shareholders of such suspension or postponement.  If the Fund thereafter renews the Repurchase Offer, the Fund shall send a new notification to Shareholders with details concerning the terms and conditions of the renewed Repurchase Offer.

9.  Tax Consequences.  You should review the tax information in the Fund's offering memorandum and statement of additional information and consult your tax adviser regarding the specific tax consequences, including any state and local tax consequences, of participating in the Repurchase Offer.

10.  Documents in Proper Form.  All questions as to validity, form, eligibility (including time of receipt) and acceptance of tenders of shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding.  The Fund reserves the absolute right to reject any or all tenders of shares determined to be in appropriate form or to refuse to accept for payment, purchase or pay for any shares if, in the opinion of the Fund's counsel, accepting, purchasing or paying for such shares would be unlawful.  The Fund also reserves the absolute right to waive any of the conditions of the Repurchase Offer or any defect in any tender of shares whether generally or with respect to any particular shares or shareholders.  The Fund's interpretations of the terms and conditions of the Repurchase Offer shall be final and binding.  Unless waived, any defects or irregularities in connection with tenders of shares must be cured within such times as the Fund shall determine.  Tenders of shares will not be deemed to have been made until the defects or irregularities have been cured or waived.

Neither the Fund nor its Board of Trustees is making any recommendation to any shareholder whether to tender or refrain from tendering shares in the Repurchase Offer.  Each shareholder must make an independent decision whether to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this Repurchase Offer.  No person has been authorized to give any information or to make any representations in connection with the Repurchase Offer other than those contained herein, in the Repurchase Notification Letter or in the Fund's offering memorandum.

For the Fund’s most current net asset value and other information, or for a copy of the Fund’s offering memorandum, please call a Sound Point representative at (212) 895-2268 or contact your financial adviser.

SOUND POINT FLOATING RATE INCOME FUND
REPURCHASE REQUEST FORM

Please detach and complete this Repurchase Request Form only if you are interested in tendering shares at this time.  This form should be completed and sent to your financial advisor.  If you are not interested in selling shares, please disregard this form. No action is necessary on your part.  Your financial advisor must submit your repurchase request Form in proper form to the Fund on or before the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on August 19, 2013 (the “Repurchase Request Deadline”).  If you have any questions, please contact a Sound Point representative at (212) 895-2268 or your financial advisor.

I/we hereby tender to the Sound Point Floating Rate Income (the “Fund”) the shares of beneficial interest designated below for repurchase at a price equal to their net asset value per share as of the close of business on the New York Stock Exchange on August 30, 2013 upon the terms and conditions set forth in the Repurchase Notification Letter, the Repurchase Offer Terms and the Fund's offering memorandum, receipt of which is hereby acknowledged.

Account information

Sound Point Account Number:

Name(s) and address of registered shareholders (please fill in EXACTLY as listed on your account statement)
First Name
M.I.
Last Name
Address
Address
City, State, Zip

Social security number or taxpayer identification number:

Daytime telephone number:

Shares to be tendered for repurchase (please fill in all applicable information. Please check only one box.)

1) Partial tender of shares	Please repurchase ______ shares from my account.

2) Full tender of all shares	Please repurchase all shares from my account.

3) Partial tender - dollar amount	Please repurchase enough of my shares so I will receive $______

Payment and delivery instructions

The check for the proceeds of repurchased shares will be issued to the name of the registered shareholder(s) and mailed to the address of record.  Alternate payment methods require a signature guarantee.  If alternate payment and/or delivery is required, please provide instructions below.

__ Please make the check payable to: (Requires signature guarantee.)

First Name
M.I.
Last Name
Address
Address
City, State, Zip

__ Please wire to my bank: (Requires signature guarantee.)

Bank Name
Bank Address
City, State, Zip

Bank ABA Number
Bank Account Number
Checking/Savings
Bank Phone Number
Name(s) on Account
(Sound Point does not impose a service charge for this service, but your banking institution might. Please contact your bank for details.)

Certification and signature
Under penalties of perjury, I certify that (1) the number set forth above is my correct social security number or Taxpayer identification number, and (2) I am not subject to backup withholding either because (a) I am exempt from backup withholding, (b) I have not been notified by the Internal Revenue Service that I am subject to backup withholding as a result of failure to report all interest or dividends, or (c) the Internal Revenue Service has notified me that I am no longer subject to backup withholding.

Signature(s) of owner(s). All owners of joint accounts must sign this form.

Signature of owner: _____________________________                                                                             Month/day/year: ____________

Signature of joint owner: _________________________                                                                             Month/day/year: ____________

If shares are held in the name of a trustee, executor, guardian, corporation, or other representative capacity, please also provide your title and submit evidence of your authority.

A signature guarantee is required if delivery or payment instructions request something other than the registered account name or address.

Signature guarantee: ___________________________

Please place signature guarantee stamp here.

Each signature must be guaranteed by a bank, broker-dealer, savings and loan association, credit union, national securities exchange or any other “eligible guarantor institution” as defined in the rules adopted by the Securities and Exchange Commission.  A signature guarantee may not be obtained through a notary republic.

Please return this completed form to your financial advisor.  Your financial advisor must submit your request to the Fund by the Repurchase Request Deadline.  If you have any questions, please contact a Sound Point representative at (212) 895-2268.